POST-EMPLOYMENT BENEFIT - Summary of Plan Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 523,743	R$ 521,568
Percentage fair value of plan assets	100.00%	100.00%
Fixed income [member]
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 523,743	R$ 496,950
Percentage fair value of plan assets	100.00%	95.28%
Others [member]
Disclosure of fair value of plan assets [line items]
Plan assets at fair value		R$ 24,618
Percentage fair value of plan assets		4.72%